Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 864,160	¥ 713,365	¥ 698,141
Purchase	1,551,555	1,521,742	1,472,500
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	119,725	115,188	140,274
Purchase	1,407,755	1,376,581	1,349,971
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	744,435	598,177	557,867
Purchase	¥ 143,800	¥ 145,161	¥ 122,529